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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
-----------------------------------------------------
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
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(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
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(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 2/28

Date of reporting period: 07/01/05 - 06/30/06





Item 1. Proxy Voting Record




=========== WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO ============

There were no proxies voted in relation to the securities held in the Portfolio's portfolio.




========== WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO ===========

There were no proxies voted in relation to the securities held in the Portfolio's portfolio.




============ WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO =============

There were no proxies voted in relation to the securities held in the Portfolio's portfolio.





========== END NPX REPORT



SIGNATURES:

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


Wells Fargo Funds Trust

BY: /s/ KARLA M. RABUSCH*
KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC. AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 31, 2006


*BY: /s/ ANDREW OWEN
ANDREW OWEN, SENIOR VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC. *EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY EFFECTIVE
AUGUST 31, 2006, AND FILED HEREWITH.


WELLS FARGO FUNDS TRUST
POWER OF ATTORNEY


Karla M. Rabusch, whose signature appears below, does hereby constitute and appoint Andrew Owen, an officer of Wells Fargo Funds Trust (hereafter the "Trust") individually with power of substitution or resubstitution, her true and lawful attorney-in-fact and agent ("Attorney-in-Fact") with full power of substitution and resubstitution for her in her name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Trust's proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Trust any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Trust and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Trust.

Effective Date:
August 31, 2006



By: /s/ Karla M. Rabusch
Karla M. Rabusch